Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
Total assets		¥ 62,645,925	¥ 56,802,170
Total liabilities		58,791,010	53,221,171
Net revenues		4,758,486	4,736,743	¥ 4,157,294
Non-interest expenses	[1]	1,627,892	1,420,521	1,288,150
Net income attributable to affiliated companies		362,129	340,736	165,863
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets		4,070,274	3,849,351
Total liabilities		2,761,101	2,597,957
Net revenues		1,503,892	1,254,864	1,187,696
Non-interest expenses		1,242,921	965,914	937,551
Net income attributable to affiliated companies		¥ 171,418	¥ 209,174	¥ 176,705

[1]	Includes primarily personnel expenses, occupancy, technology, and professional fees.